S000002874 [Member] Performance Management - BlackRock Managed Volatility V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The returns for Class III Shares prior to February 14, 2018, the recommencement of Class III Shares, are based upon performance of the Fund’s Class I Shares, as adjusted to reflect the distribution and/or service (12b‑1) fees applicable to Class III Shares. This information may be considered when assessing the performance of Class III Shares, but does not represent the actual performance of Class III Shares. The table compares the Fund’s performance to that of the MSCI All Country World Index (Net), the ICE BofA 3‑Month U.S. Treasury Bill Index, the FTSE WGBI (hedged into USD) and the MSCI All Country World Index (50%) (Net)/FTSE WGBI (hedged into USD) (50%), which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by phone at (800) 537-4942.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the MSCI All Country World Index (Net), the ICE BofA 3‑Month U.S. Treasury Bill Index, the FTSE WGBI (hedged into USD) and the MSCI All Country World Index (50%) (Net)/FTSE WGBI (hedged into USD) (50%), which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart [Heading]	Class I Shares ANNUAL TOTAL RETURNS BlackRock Managed Volatility V.I. Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 7.02% (quarter ended March 31, 2024) and the lowest return for a quarter was –2.07% (quarter ended December 31, 2023).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Availability Phone [Text]	(800) 537-4942
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.02%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(2.07%)
Lowest Quarterly Return, Date	Dec. 31, 2023